Organization and Principles of Consolidation	12 Months Ended
Dec. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principles of Consolidation
1.	Organization and Principles of Consolidation

The Partnership was formed in June 2012 by Susser Holdings Corporation (“Susser”) and its wholly-owned subsidiary, Sunoco GP LLC (formerly known as Susser Petroleum Partners GP LLC), our general partner (“General Partner”). On September 25, 2012, we completed our initial public offering (“IPO”) of 10,925,000 common units representing limited partner interests.

On April 27, 2014, Susser entered into an Agreement and Plan of Merger with Energy Transfer Partners, L.P. (“ETP”) and certain other related entities, under which ETP acquired the outstanding common shares of Susser (the “ETP Merger”). The ETP Merger was completed on August 29, 2014. By acquiring Susser, ETP acquired 100% of the non-economic general partner interest and incentive distribution rights (“IDRs”) in the Partnership, which have subsequently been distributed to Energy Transfer Equity, L.P. (“ETE”). Additionally, ETP directly and indirectly acquired approximately 11.0 million common and subordinated units in the Partnership (representing approximately 50.1% of our then outstanding units). Unvested phantom units that were outstanding on April 27, 2014 vested upon completion of the ETP Merger. See Note 4 for further information.

Effective October 27, 2014, the Partnership changed its name from Susser Petroleum Partners LP (NYSE: SUSP) to Sunoco LP (“SUN”, NYSE: SUN). These changes align the Partnership’s legal and marketing name with that of ETP’s iconic brand, Sunoco. As used in this document, the terms “Partnership”, “SUN”, “we”, “us” or “our” should be understood to refer to Sunoco LP and our consolidated subsidiaries, unless the context clearly indicates otherwise.

The consolidated financial statements are composed of Sunoco LP, a publicly traded Delaware limited partnership, our majority-owned subsidiaries, and variable interest entities (“VIE”s) in which we were the primary beneficiary (through December 23, 2015). We distribute motor fuels across more than 30 states throughout the East Coast, Midwest, and Southeast regions of the United States from Maine to Florida and from Florida to New Mexico, as well as Hawaii. Starting in fiscal 2014, we are also an operator of convenience retail stores in Virginia, Maryland, Tennessee, Georgia, and Hawaii. As a result of our July 31, 2015 acquisition of Susser from ETP, we are also an operator of convenience retail stores in Texas, Oklahoma, and New Mexico. Our recent acquisitions are intended to complement and expand our wholesale distribution business and diversify both geographically and through retail operations.

On October 1, 2014, we acquired 100% of the membership interests of Mid-Atlantic Convenience Stores, LLC (“MACS”). On April 1, 2015, we acquired a 31.58% membership interest and a 50.1% voting interest in Sunoco, LLC (“Sunoco LLC”). On July 31, 2015, we acquired 100% of the issued and outstanding shares of capital stock of Susser. Finally, on March 31, 2016, we acquired the remaining 68.42% membership interest and 49.9% voting interest in Sunoco LLC as well as 100% of the issued and outstanding membership interest in Sunoco Retail LLC (“Sunoco Retail”).

Results of operations for the MACS, Sunoco LLC, Susser, and Sunoco Retail acquisitions, deemed transactions between entities under common control, have been included in our consolidated results of operations since September 1, 2014, the date of common control. See Note 4 for further information.

We operate our business as two segments, which are primarily engaged in wholesale fuel distribution and retail fuel and merchandise sales, respectively. Our primary operations are conducted by the following consolidated subsidiaries:

Wholesale Subsidiaries

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Susser Petroleum Operating Company LLC (“SPOC”), a Delaware limited liability company, distributes motor fuel to Stripes’ retail locations, consignment locations, as well as third party customers in Louisiana, New Mexico, Oklahoma and Texas.

•	Sunoco Energy Services LLC, a Texas limited liability company, distributes motor fuels, propane and lubricating oils, primarily in Texas, Oklahoma, New Mexico and Kansas.
•	Sunoco LLC, a Delaware limited liability company, primarily distributes motor fuels across more than 26 states throughout the East Coast, Midwest, and Southeast regions of the United States.
•	Southside Oil, LLC, a Virginia limited liability company, distributes motor fuel primarily in Virginia, Maryland, Tennessee, and Georgia.
•	Aloha Petroleum, LLC, a Delaware limited liability company, distributes motor fuel and operates terminal facilities on the Hawaiian Islands.

Retail Subsidiaries

•	Susser Petroleum Property Company LLC (“PropCo”), a Delaware limited liability company, primarily owns and leases convenience store properties.
•	Susser, a Delaware corporation, sells motor fuel and merchandise in Texas, New Mexico, and Oklahoma through Stripes-branded convenience stores and transports motor fuel under GoPetro Transport LLC.
•	Sunoco Retail, a Pennsylvania limited liability company, owns and operates convenience stores that sell motor fuel and merchandise primarily in Pennsylvania, New York, and Florida.
•	MACS Retail LLC (“MACS Retail”), a Virginia limited liability company, owns and operates convenience stores primarily in Virginia, Maryland, and Tennessee.
•	Aloha Petroleum, Ltd. (“Aloha”), a Hawaii corporation, owns and operates convenience stores on the Hawaiian Islands.

All significant intercompany accounts and transactions have been eliminated in consolidation.

Certain items have been reclassified for presentation purposes to conform to the accounting policies of the consolidated entity. These reclassifications had no impact on gross margin, income from operations, net income and comprehensive income, or the balance sheets or statements of cash flows.